UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2011 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.9%
Federal Farm Credit Bank — 5.1%
Federal Farm Credit Bank
0.875%, 12/09/11	$1,000	$1,002
Federal Farm Credit Bank (FRN)
0.185%, 01/23/12	800	800
0.200%, 06/04/12	600	600
0.142%, 06/19/12	600	600
0.115%, 07/27/12	500	500
0.230%, 08/17/12	600	600

		4,102

Federal Home Loan Bank — 6.0%
Federal Home Loan Bank
0.090%, 01/23/12	700	700
2.250%, 04/13/12	700	709
Federal Home Loan Bank (DN)
0.020%, 09/14/11	2,200	2,200
0.150%, 05/16/12	700	699
Federal Home Loan Bank (FRN)
0.180%, 01/24/12	600	600

		4,908

Federal Home Loan Mortgage Corporation — 12.5%
Federal Home Loan Mortgage Corporation
2.125%, 03/23/12	600	606
Federal Home Loan Mortgage Corporation (DN)
0.130%, 09/12/11	1,500	1,500
0.135%, 10/24/11	6,000	5,999
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.172%, 09/19/11	2,000	2,000

		10,105

Federal National Mortgage Association — 7.3%
Federal National Mortgage Association
1.125%, 07/30/12	600	605
Federal National Mortgage Association (DN)
0.150%, 10/19/11	600	600
0.130%, 11/22/11	1,000	1,000
0.110%, 12/19/11	1,300	1,299
0.060%, 01/11/12	900	900
0.070%, 01/25/12	900	900
Federal National Mortgage Association (FRN)
0.209%, 07/26/12	300	300
0.235%, 08/23/12	350	350

		5,954

Total U.S. Government Agency Obligations
(Cost $25,069)		25,069

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bill† — 3.7%
0.024%, 10/13/11	3,000	3,000
U.S. Treasury Notes — 6.8%
1.000%, 10/31/11	5,000	5,008
1.000%, 03/31/12	500	502

		5,510

Total U.S. Treasury Obligations
(Cost $8,510)		8,510

	Number of Shares	Value (000)
MONEY MARKET FUND — 4.0%
AIM Government & Agency Portfolio	3,200,000	$3,200

Total Money Market Fund
(Cost $3,200)		3,200

	Par (000)
REPURCHASE AGREEMENTS — 55.1%
Deutsche Bank Securities
0.070% (dated 08/31/11, due 09/01/11, repurchase price $15,000,029, collateralized by Federal National Mortgage Association Bonds, 4.000% to 4.815%, due 06/01/15 to 06/01/25, total value $15,300,001)	$15,000	15,000
Merrill Lynch Pierce Fenner and Smith
0.060% (dated 08/31/11, due 09/01/11, repurchase price $14,000,023, collateralized by Federal National Mortgage Association Bonds, 1.100% to 5.800%, due 08/01/14 to 10/23/26, total value $14,280,073)	14,000	14,000
UBS Securities LLC
0.070% (dated 08/31/11, due 09/01/11, repurchase price $15,073,031, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.500% to 7.000%, due 06/01/18 to 08/01/41, total value $16,017,060)	15,703	15,703

Total Repurchase Agreements
(Cost $44,703)		44,703

TOTAL INVESTMENTS — 100.5%
(Cost $81,482)*		81,482

Other Assets & Liabilities — (0.5)%		(420)

TOTAL NET ASSETS — 100.0%		$81,062

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 10.

See Notes to Schedules of Investments

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Money Market Fund	$3,200	$ –	$–	$ 3,200
Repurchase Agreements	–	44,703	–	44,703
U.S. Government Agency Obligations	–	25,069	–	25,069
U.S. Treasury Obligations	–	8,510	–	8,510

Total Assets – Investments in Securities	$3,200	$78,282	$–	$81,482

See Notes to Schedules of Investments

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 0.4%
Automotive — 0.4%
Hyundai Auto Lease Securitization Trust,
Series 2011-A, Cl A1
0.307%, 08/15/12 144A	$3,000	$3,000
Hyundai Auto Receivables Trust,
Series 2011-B, Cl A1
0.248%, 05/15/12	986	986

		3,986

Total Asset Backed Securities
(Cost $3,986)		3,986

BANK NOTE — 2.1%
Banks — 2.1%
Goldman Sachs Promissory Note
0.260%, 11/01/11 (A)	20,000	20,000

Total Bank Note
(Cost $20,000)		20,000

CERTIFICATES OF DEPOSIT — 4.5%
Yankee — 4.5%
Bank of Montreal CHI
0.200%, 11/04/11	8,000	8,000
Credit Suisse NY
0.240%, 10/25/11	3,900	3,900
DnB NOR ASA NY
0.210%, 09/08/11	2,700	2,700
Svenska Handelsbanken NY
0.180%, 09/15/11	8,000	8,000
0.205%, 10/20/11	8,000	8,000
0.235%, 11/04/11	6,000	6,000
Westpac Banking NY
0.350%, 02/13/12	5,500	5,500

Total Certificates of Deposit
(Cost $42,100)		42,100

ASSET BACKED COMMERCIAL PAPER† — 12.2%
Financial Services — 12.2%
Alpine Securitization
0.180%, 09/19/11	5,000	5,000
0.180%, 09/22/11	5,500	5,499
Fairway Finance LLC
0.140%, 09/12/11	8,000	8,000
Falcon Asset Securitization LLC
0.140%, 09/09/11	9,000	9,000
FCAR Owner Trust
0.190%, 09/23/11	11,000	10,999
Jupiter Securitization LLC
0.160%, 09/23/11	10,000	9,999
Liberty Street Funding LLC
0.140%, 09/16/11	16,000	15,999
Old Line Funding LLC
0.180%, 10/18/11	8,000	7,998
0.190%, 10/18/11	8,000	7,998
Straight-A Funding LLC
0.150%, 10/18/11	18,407	18,403

	Par (000)	Value (000)
Variable Funding Capital LLC
0.150%, 09/20/11	$8,000	$7,999
0.180%, 10/07/11	6,000	5,999

		112,893

Total Asset Backed Commercial Paper
(Cost $112,893)		112,893

COMMERCIAL PAPER† — 45.1%
Banks — 26.5%
Australia & New Zealand Banking Group
0.165%, 09/02/11	9,500	9,500
0.260%, 01/10/12	11,000	10,990
Bank of Montreal
0.170%, 10/11/11	6,000	5,999
0.250%, 01/09/12	11,300	11,290
Bank of Nova Scotia
0.150%, 09/12/11	9,000	9,000
Barclays US Funding
0.100%, 09/02/11	10,000	10,000
0.160%, 09/26/11	8,000	7,999
Canadian Imperial Holding
0.120%, 09/06/11	10,000	10,000
Commonwealth Bank of Australia
0.330%, 02/13/12	10,000	9,985
Credit Suisse
0.250%, 09/27/11	3,400	3,399
0.210%, 10/05/11	5,000	4,999
Credit Suisse NY
0.180%, 09/27/11	10,000	9,999
DnB NOR ASA
0.180%, 09/20/11	2,675	2,675
0.170%, 10/05/11	5,000	4,999
0.265%, 10/11/11	11,000	10,997
0.220%, 10/28/11	4,000	3,999
HSBC USA
0.160%, 10/31/11	4,000	3,999
0.190%, 11/23/11	17,000	16,992
JPMorgan Chase
0.070%, 09/01/11	2,000	2,000
National Australia Funding Delaware
0.160%, 09/06/11	8,000	8,000
0.140%, 09/19/11	6,000	6,000
0.170%, 09/26/11	1,500	1,500
0.200%, 10/06/11	5,000	4,999
0.230%, 12/09/11	3,000	2,998
Nordea North America
0.250%, 10/24/11	4,000	3,998
Rabobank USA Financial
0.200%, 09/06/11	8,000	8,000
0.170%, 10/06/11	3,500	3,499
0.240%, 11/21/11	2,000	1,999
0.300%, 11/28/11	9,000	8,993
Royal Bank of Canada
0.300%, 09/07/11	5,000	5,000
0.220%, 01/09/12	11,000	10,991
Toronto Dominion Holdings USA
0.135%, 09/22/11	9,000	8,999
0.160%, 10/24/11	8,000	7,998
UOB Funding LLC
0.220%, 10/17/11	11,000	10,997

See Notes to Schedules of Investments

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2011 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
Westpac Banking
0.230%, 10/06/11	$3,000	$2,999

		245,791

Consumer Staples — 1.1%
Procter & Gamble
0.180%, 10/25/11	10,000	9,997

Financial Services — 8.0%
American Honda Finance
0.160%, 09/21/11	11,000	10,999
0.160%, 10/19/11	8,600	8,598
0.160%, 10/20/11	4,000	3,999
General Electric Capital
0.120%, 09/27/11	10,000	9,999
New York Life Capital
0.150%, 09/26/11	1,000	1,000
PACCAR Financial
0.180%, 09/01/11	4,000	4,000
0.140%, 09/02/11	4,000	4,000
0.200%, 11/08/11	11,000	10,996
Toyota Motor Credit
0.210%, 10/11/11	4,000	3,999
0.190%, 10/13/11	10,900	10,898
0.200%, 11/29/11	6,000	5,997

		74,485

Food, Beverage & Tobacco — 2.7%
Coca-Cola
0.140%, 09/23/11	9,500	9,499
0.130%, 11/01/11	8,000	7,998
Sysco
0.140%, 09/23/11	8,000	8,000

		25,497

Healthcare — 2.3%
Catholic Health Initiatives
0.240%, 09/29/11	10,000	10,000
0.200%, 11/17/11	6,000	6,000
Sanofi Aventis LLC
0.170%, 10/17/11	5,000	4,999

		20,999

Insurance — 1.1%
Metlife Funding
0.110%, 09/08/11	10,000	10,000

Sovereign Agency — 2.5%
European Investment Bank (United Kingdom)
0.160%, 09/30/11	11,000	10,998
0.160%, 10/12/11	5,500	5,499
Kreditanstalt Fur Wiederaufbau
International Finance (Germany)
0.130%, 10/07/11	7,000	6,999

		23,496

	Par (000)	Value (000)
Transportation — 0.9%
Netjets
0.120%, 09/07/11	$3,200	$3,200
0.130%, 10/03/11	5,000	4,999

		8,199

Total Commercial Paper
(Cost $418,464)		418,464

CORPORATE BOND — 0.4%
Banks — 0.4%
Westpac Banking (FRN) (MTN)
0.323%, 01/27/12 144A	4,000	4,000

Total Corporate Bond
(Cost $4,000)		4,000

FUNDING AGREEMENT — 1.2%
New York Life Funding Agreement (FRN)
0.265%, 06/15/12 (A)	11,000	11,000

Total Funding Agreement
(Cost $11,000)		11,000

MUNICIPAL SECURITIES — 14.9%
Connecticut — 1.1%
Connecticut Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN) 0.150%, 10/06/11	10,000	10,000

Massachusetts — 1.0%
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN) 0.130%, 09/07/11	9,000	9,000

Mississippi — 1.8%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN) 0.140%, 09/07/11	6,000	6,000
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series E (VRDN) 0.060%, 09/01/11	11,000	11,000

		17,000

New York — 1.3%
Columbia University (TECP)
0.151%, 10/17/11	12,000	11,998

Ohio — 3.6%
Ohio State (GO) Series B (VRDN)
0.150%, 09/07/11	11,300	11,300
Ohio State Common Schools (GO) Series B (VRDN) 0.150%, 09/07/11	4,465	4,465
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group (RB) Series B-4 (VRDN) 0.110%, 09/01/11	2,100	2,100

See Notes to Schedules of Investments

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State University General Receipts (RB)
Series B (VRDN)
0.130%, 09/07/11	$16,020	$16,020

		33,885

Rhode Island — 0.0%
Rhode Island Health & Educational Building,
Brown University (RB) Series B (VRDN)
0.170%, 09/07/11	150	150

Texas — 4.9%
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.050%, 09/01/11	17,600	17,600
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(VRDN)
0.160%, 09/07/11	14,500	14,500
University of Texas System (RB) Series B (VRDN)
0.090%, 09/07/11	13,000	13,000

		45,100

Virginia — 1.2%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.130%, 09/01/11	5,100	5,100
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series F (VRDN)
0.130%, 10/12/11	5,700	5,700

		10,800

Total Municipal Securities
(Cost $137,933)		137,933

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Bank — 3.7%
Federal Home Loan Bank (FRN)
0.280%, 10/20/11	9,000	9,000
0.290%, 12/16/11	15,000	15,000
0.180%, 01/24/12	10,000	10,004

		34,004

Federal National Mortgage Association — 0.6%
Federal National Mortgage Association (DN)
0.150%, 10/19/11	6,000	5,999

Total U.S. Government Agency Obligations
(Cost $40,003)		40,003

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bill† — 2.2%
0.280%, 12/15/11	20,000	19,984

	Par (000)	Value (000)
U.S. Treasury Notes — 4.2%
1.125%, 12/15/11	$10,000	$10,024
1.000%, 12/31/11	10,000	10,023
1.000%, 03/31/12	9,000	9,037
0.750%, 11/30/11	10,000	10,012

Total U.S. Treasury Obligations
(Cost $59,080)		59,080

	Shares (000)
AFFILIATED MONEY MARKET FUND — 5.1%
BlackRock Liquidity Funds TempFund
Portfolio††	47,492,000	47,492

Total Affiliated Money Market Fund
(Cost $47,492)		47,492

	Par (000)
REPURCHASE AGREEMENTS — 2.9%
Deutsche Bank Securities

0.060% (dated 08/31/11, due 09/01/11, repurchase price $3,000,005, collateralized by U.S. Treasury Note, 2.250%, due 07/31/18, total value $3,060,098)	$3,000	3,000
0.070% (dated 08/31/11, due 09/01/11, repurchase price $5,000,010, collateralized by Government National Mortgage Association Bond, 4.500%, due 03/15/41, total value $5,100,001)	5,000	5,000

Goldman Sachs

0.050% (dated 08/31/11, due 09/01/11, repurchase price $5,000,007, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.500% to 6.500%, due 11/01/25 to 11/01/36, total value $5,100,000)	5,000	5,000
Goldman Sachs TLGP
0.060% (dated 08/31/11, due 09/01/11, repurchase price $4,000,007, collateralized by JPMorgan Chase (FDIC) (TLGP), 2.125%, due 12/26/12, total value $4,080,001)	4,000	4,000

Merrill Lynch Pierce Fenner and Smith

0.060% (dated 08/31/11, due 09/01/11, repurchase price $3,000,005, collateralized by Federal Home Loan Mortgage Corporation Bond, 0.500%, due 08/23/13, total value $3,060,099)	3,000	3,000

RBS Securities, Inc.

0.060% (dated 08/31/11, due 09/01/11, repurchase price $3,000,005, collateralized by U.S. Treasury Note, 1.500%, due 12/31/13, total value $3,060,761)	3,000	3,000

See Notes to Schedules of Investments

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2011 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
UBS Securities LLC 0.070% (dated 08/31/11, due 09/01/11,repurchase price $3,846,007, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 4.500% to 7.000%, due 05/01/23 to 07/01/41, total value $3,922,920)	$3,846	$3,846

Total Repurchase Agreements (Cost $26,846)		26,846

TOTAL INVESTMENTS — 99.5% (Cost $923,797)*		923,797

Other Assets & Liabilities — 0.5%		4,230

TOTAL NET ASSETS — 100.0%		$928,027

*	Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

†† See Note 2 in Notes to Schedules of Investments.

(A)	Illiquid Security. Total value of illiquid securities is $31,000 (000) and represents 3.3% of net assets as of August 31, 2011.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,000 (000) and represents 0.8% of net assets as of August 31, 2011.

Please see Investment Abbreviations and Definitions on Page 10.

See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$47,492	$ –	$–	$ 47,492
Asset Backed Commercial Paper	–	102,894	–	102,894
Asset Backed Securities	–	3,986	–	3,986
Bank Note	–	20,000	–	20,000
Certificates of Deposit	–	42,100	–	42,100
Commercial Paper	–	428,464	–	428,464
Corporate Bond	–	4,000	–	4,000
Funding Agreement	–	11,000	–	11,000
Municipal Securities	–	137,933	–	137,933
Repurchase Agreements	–	26,846	–	26,846
U.S. Government Agency Obligations	–	40,002	–	40,002
U.S. Treasury Obligations	–	59,080	–	59,080

Total Assets – Investments in Securities	$47,492	$876,305	$–	$923,797

See Notes to Schedules of Investments

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2011 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 39.2%
U.S. Treasury Bills† — 35.8%
0.120%, 09/22/11	$1,500	$1,500
0.024%, 10/13/11	1,000	1,000
0.095%, 10/27/11	4,000	3,999
0.016%, 11/10/11	2,000	2,000
0.091%, 11/17/11	820	820
0.025%, 12/01/11	2,000	2,000
0.100%, 02/09/12	1,300	1,300
0.235%, 03/08/12	500	499
0.205%, 04/05/12	750	749
0.160%, 05/03/12	650	649
0.175%, 05/31/12	400	400

		14,916

U.S. Treasury Notes — 3.4%
1.000%, 10/31/11	1,000	1,001
1.000%, 03/31/12	400	402

		1,403

Total U.S. Treasury Obligations (Cost $16,319)		16,319

	Number of Shares
MONEY MARKET FUND — 3.2%
Federated U.S. Treasury Cash Reserve Money
Market Fund	1,307,786	1,308

Total Money Market Fund
(Cost $1,308)		1,308

	Par (000)
REPURCHASE AGREEMENTS — 57.6%

Deutsche Bank Securities 0.050% (dated 08/31/11, due 09/01/11, repurchase price $8.000.011, collateralized by U.S. Treasury Note, 2.250%, due 07/31/18, total value $8,160,085)	8,000	8,000

Merrill Lynch Pierce Fenner and Smith 0.040% (dated 08/31/11, due 09/01/11, repurchase price $8,000,009, collateralized by U.S. Treasury Note, 0.500%, due 05/31/13, total value $8,160,036)	8,000	8,000

UBS Securities LLC 0.040% (dated 08/31/11, due 09/01/11, repurchase price $8,000,009, collateralized by U. S. Treasury Bill, due 11/25/11, total value $8,160,055)	8,000	8,000

Total Repurchase Agreements (Cost $24,000)		24,000

TOTAL INVESTMENTS — 100.0% (Cost $41,627)*		41,627

Other Assets & Liabilities — 0.0%		11

TOTAL NET ASSETS — 100.0%		$41,638

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 10.

See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Money Market Fund	$1,308	$ –	$–	$ 1,308
Repurchase Agreements	–	24,000	–	24,000
U.S. Treasury Obligations	–	16,319	–	16,319

Total Assets – Investments in Securities	$1,308	$40,319	$–	$41,627

See Notes to Schedules of Investments

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

August 31, 2011 (Unaudited)

Cl — Class

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on August 31, 2011, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2011, and the date shown is the next reset or put date.

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2011 (Unaudited)

Fund Organization

PNC Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a Delaware statutory trust. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”).

1. Significant Accounting Policies

Investment Valuation

The investments of the Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on August 31, 2011 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day. The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – Pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any significant transfers between Level 1 and Level 2 during the period ended August 31, 2011.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2011 can be found at the end of each Fund’s Schedule of Investments.

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2011 (Unaudited)

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

2. Affiliated Fund

The PNC Financial Services Group, Inc., the indirect parent company of PNC Capital Advisors, LLC, the investment adviser (the “Adviser”) to the Trust, owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedules of Investments. The purchases and sales of BlackRock Funds for the fiscal three months ended August 31, 2011 were $14,792,000.

Details of affiliated holdings at August 31, 2011 are included in the respective Fund’s Schedule of Investments.

3. Market and Credit Risk

Each of the Funds may invest up to 5% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

4. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	10/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	10/26/11

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	10/26/11

*	Print the name and title of each signing officer under his or her signature.